Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Operating Lease Payments and Purchase Obligations
As of December 31, 2021, future minimum operating lease payments and purchase obligations are as follows (in thousands):

	Operating Leases	Purchase Obligations	Total Lease and Purchase Obligations
2022	$1,312	$11,505	$12,817
2023	1,339	308	1,647
2024	1,306	175	1,481
2025	207	—	207
Thereafter	—	—	—

Total	$4,164	$11,988	$16,152